Uncategorized Items
[alpineeq_DividendAndInterestExpenseShortSales]	0.0007	0.0007		0.0007		0.0003	0.0003	0.0001		0.0001
[dei_TradingSymbol]												EUEYX	AIGYX	AIAGX	EGLRX	EGALX	AEMEX	AEAMX	AIFRX	AIAFX	AWCGX	AWCAX
[rr_AcquiredFundFeesAndExpensesOverAssets]						0.0002	0.0002
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_AnnualReturn2005]	0.0966	0.1110				0.1731
[rr_AnnualReturn2006]	(0.004)	0.2890				0.3871
[rr_AnnualReturn2007]	(0.2234)	(0.1961)				0.0284
[rr_AnnualReturn2008]	(0.5564)	(0.5024)				(0.7131)
[rr_AnnualReturn2009]	0.4667	0.4757				1.0928		0.7562																					0.422
[rr_AnnualReturn2010]	0.1897	0.2800				0.1723		0.2145																					0.1878
[rr_AnnualReturn2011]	(0.1985)	0.0927				(0.2882)		(0.267)																					(0.0505)	(0.1011)
[rr_AnnualReturn2012]	0.4326	0.1837				0.3275		0.3872																					0.2475	0.2476
[rr_AnnualReturn2013]	0.067	0.0206				(0.0212)		(0.1539)																					0.1999	0.1712
[rr_AnnualReturn2014]	(0.0132)	0.3168				(0.0415)		0.094																					0.069	(0.0388)
[rr_BarChartAndPerformanceTableHeading]																							Performance	Performance	Performance	Performance	Performance	Performance
[rr_BarChartClosingTextBlock]	Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
43.14%	06/30/09	(37.55)%	12/31/08
Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
41.78%	9/30/09	(42.18)%	12/31/08
Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
63.76%	6/30/09	(42.33)%	12/31/08
Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
28.96%	6/30/09	(24.18)%	9/30/11
Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
20.62%	6/30/09	(18.62)%	9/30/11
Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
17.21%	3/31/12	(18.16)%	9/30/11

[rr_BarChartDoesNotReflectSalesLoads]																								The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown.	The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown.	The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown.	The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown.	The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown.
[rr_BarChartHeading]																							Alpine Cyclical Advantage Property Fund Total Returns as of 12/31 Each Year Institutional Class	Alpine Realty Income & Growth Fund Total Returns as of 12/31 Each Year Institutional Class	Alpine International Real Estate Equity Fund Total Returns as of 12/31 Each Year Institutional Class	Alpine Emerging Markets Real Estate Fund Total Returns as of 12/31 Each Year Institutional Class	Alpine Global Infrastructure Fund Total Returns as of 12/31 Each Year Institutional Class	Alpine Global Consumer Growth Fund Total Returns as of 12/31 Each Year Institutional Class
[rr_BarChartHighestQuarterlyReturn]																																0.4314	0.4178	0.6376	0.2896	0.2062	0.1721
[rr_BarChartHighestQuarterlyReturnDate]																							Jun. 30, 2009	Sep. 30, 2009	Jun. 30, 2009	Jun. 30, 2009	Jun. 30, 2009	Mar. 31, 2012
[rr_BarChartLowestQuarterlyReturn]																																(0.3755)	(0.4218)	(0.4233)	(0.2418)	(0.1862)	(0.1816)
[rr_BarChartLowestQuarterlyReturnDate]																							Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2011
[rr_BarChartTableTextBlock]
[rr_DistributionAndService12b1FeesOverAssets]	0	0		0.0025		0	0.0025	0		0.0025																			0	0								0.0025	0.0025
[rr_ExpenseBreakpointDiscounts]																								You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares.	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares.	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares.	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares.	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares.
[rr_ExpenseBreakpointMinimumInvestmentRequiredAmount]																																									25,000	25,000	25,000	25,000	25,000
[rr_ExpenseExampleHeading]																							Example	Example	Example	Example	Example	Example
[rr_ExpenseExampleNarrativeTextBlock]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]																																														156	145	710	165	729	138	705	123	690	137	704
[rr_ExpenseExampleYear03]																																														483	460	1,057	511	1,105	645	1,231	384	986	864	1,436
[rr_ExpenseExampleYear05]																																														834	798	1,428	881	1,505	1,178	1,782	665	1,304	1,613	2,188
[rr_ExpenseExampleYear10]																																														1,824	1,753	2,465	1,922	2,620	2,638	3,279	1,466	2,200	3,589	4,154
[rr_ExpenseHeading]																							Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund
[rr_ExpenseNarrativeTextBlock]																							This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary and in the Fund’s Prospectus and Statement of Additional Information.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary and in the Fund’s Prospectus and Statement of Additional Information.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary and in the Fund’s Prospectus and Statement of Additional Information.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary and in the Fund’s Prospectus and Statement of Additional Information.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary and in the Fund’s Prospectus and Statement of Additional Information.

[rr_ExpensesOverAssets]	0.0153	0.0147		0.0172		0.0162	0.0187	0.0238		0.0263																			0.0121	0.0345								0.0146	0.037
[rr_FeeWaiverOrReimbursementOverAssets]		(0.0005)	[footnotealpineeq_S000005193TheAdviserhasagreedc0003]	(0.0005)	[footnotealpineeq_S000005193TheAdviserhasagreedc0003]			(0.0102)	[footnotealpineeq_S000023641TheAdviserhasagreedc0004]	(0.0102)	[footnotealpineeq_S000023641TheAdviserhasagreedc0004]																			(0.021)	[footnotealpineeq_S000031048TheAdviserhasagreedc0001]								(0.021)	[footnotealpineeq_S000031048TheAdviserhasagreedc0001]
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]																								2016-03-01		2016-03-01		2016-03-01
[rr_HighestQuarterlyReturnLabel]																							Best Quarter	Best Quarter	Best Quarter	Best Quarter	Best Quarter	Best Quarter
[rr_LowestQuarterlyReturnLabel]																							Worst Quarter	Worst Quarter	Worst Quarter	Worst Quarter	Worst Quarter	Worst Quarter
[rr_ManagementFeesOverAssets]	0.01	0.01		0.01		0.01	0.01	0.01		0.01																			0.01	0.01								0.01	0.01
[rr_MaximumDeferredSalesChargeOverOfferingPrice]	0	0		0		0	0	0		0																			0	0								0	0
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]	0	0		0.055		0	0.055	0		0.055																			0	0								0.055	0.055
[rr_NetExpensesOverAssets]		0.0142		0.0167				0.0136		0.0161																				0.0135									0.016
[rr_ObjectiveHeading]																							Investment Objectives	Investment Objectives	Investment Objectives	Investment Objectives	Investment Objectives	Investment Objective
[rr_ObjectivePrimaryTextBlock]																							Alpine Cyclical Advantage Property Fund (the “CAP Fund”) seeks long-term capital growth.	Alpine Realty Income & Growth Fund (the “Income & Growth Fund”) seeks a high level of current income.	Alpine International Real Estate Equity Fund (the “International Fund”) seeks long-term capital growth.	Alpine Emerging Markets Real Estate Fund (the “Emerging Markets Fund”) seeks capital appreciation.	Alpine Global Infrastructure Fund (the “Infrastructure Fund”) seeks capital appreciation.	Alpine Global Consumer Growth Fund (the “Global Consumer Fund”) seeks long-term capital appreciation.
[rr_ObjectiveSecondaryTextBlock]																							Current income is a secondary objective.	Capital appreciation is a secondary objective.	Current income is a secondary objective.	Current income is a secondary objective.	Current income is a secondary objective.
[rr_OperatingExpensesCaption]																							Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]	0.0046	0.004		0.004		0.0057	0.0057	0.0137		0.0137																			0.0021	0.0245								0.0021	0.0245
[rr_PerformanceAvailabilityPhone]																							1-888-785-5578	1-888-785-5578	1-888-785-5578	1-888-785-5578	1-888-785-5578	1-888-785-5578
[rr_PerformanceAvailabilityWebSiteAddress]																							www.alpinefunds.com	www.alpinefunds.com	www.alpinefunds.com	www.alpinefunds.com	www.alpinefunds.com	www.alpinefunds.com
[rr_PerformanceInformationIllustratesVariabilityOfReturns]																							The accompanying bar chart and table provide some indication of the risks of investing in the Fund.	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.
[rr_PerformanceNarrativeTextBlock]

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (formerly known as Investor Class). The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (formerly known as the Investor Class). The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (formerly known as the Investor Class). The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (formerly known as the Investor Class). The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (formerly known as the Investor Class). The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. The Fund’s past performance benefitted significantly from IPOs and secondary offerings of certain issuers and there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Institutional Class shares (formerly known as the Investor Class). The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

[rr_PerformancePastDoesNotIndicateFuture]																							Past performance (before and after taxes) is not a prediction of future results.	Past performance (before and after taxes) is not a prediction of future results.	Past performance (before and after taxes) is not a prediction of future results.	Past performance (before and after taxes) is not a prediction of future results.	Past performance (before and after taxes) is not a prediction of future results.	Past performance (before and after taxes) is not a prediction of future results.
[rr_PerformanceTableClosingTextBlock]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

[rr_PerformanceTableHeading]																							Average Annual Total Returns (For the periods ending December 31, 2014)	Average Annual Total Returns (For the periods ending December 31, 2014)	Average Annual Total Returns (For the periods ending December 31, 2014)	Average Annual Total Returns (For the periods ending December 31, 2014)	Average Annual Total Returns (For the periods ending December 31, 2014)	Average Annual Total Returns (For the periods ending December 31, 2014)
[rr_PerformanceTableNotRelevantToTaxDeferred]																							Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[rr_PerformanceTableOneClassOfAfterTaxShown]																								The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]																							The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[rr_PortfolioTurnoverHeading]																							Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover
[rr_PortfolioTurnoverRate]																																0.42	0.32	0.23	1.17	1.09	0.15
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

[rr_RedemptionFeeOverRedemption]	(0.01)	(0.01)		(0.01)		(0.01)	(0.01)	(0.01)		(0.01)																			(0.01)	(0.01)								(0.01)	(0.01)
[rr_RiskHeading]																							Principal Investment Risks	Principal Investment Risks	Principal Investment Risks	Principal Investment Risks	Principal Investment Risks	Principal Investment Risks
[rr_RiskLoseMoney]																							You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
[rr_RiskNarrativeTextBlock]

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

• Concentration Risk — The Fund’s strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

• Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

• Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

• Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

• Growth Stock Risk — Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

• Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

• Liquidity Risk — Some securities held by a Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If a Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

• Micro Capitalization Company Risk — Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including small or medium capitalization companies.

• Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

• Real Estate Securities Risk — Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions.

• Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

• Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

• Concentration Risk — The Fund’s strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

• Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

• Dividend Strategy Risk — The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out favor with investors and underperform the market. Companies that issue dividend paying-stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

• Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

• Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

• Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

• Leverage Risk — The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

• Non-Diversified Fund Risk — Performance of a non-diversified fund may be more volatile than a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer.

• Preferred Stock Risk — Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock has investment characteristics of both fixed income and equity securities. However, the value of these securities tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility.

• Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

• Real Estate Securities Risk — Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions.

• Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

• Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

• Concentration Risk — The Fund’s strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

• Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

• Emerging Market Securities Risk — The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

• Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

• Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investment are heightened when investing in issuers of emerging market countries.

• Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

• Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

• Leverage Risk — The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

• Liquidity Risk — Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

• Micro Capitalization Company Risk — Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including small or medium capitalization companies.

• Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

• Real Estate Securities Risk — Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions.

• Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

• Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

• Concentration Risk — The Fund’s strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

• Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

• Emerging Market Securities Risk — The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

• Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

• Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investment are heightened when investing in issuers of emerging market countries.

• Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

• Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

• Liquidity Risk — Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

• Micro Capitalization Company Risk — Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including small or medium capitalization companies.

• Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

• Real Estate Securities Risk — Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions.

• Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

• Undervalued Stock Risk —The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

• Concentration Risk — The Fund’s strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

• Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

• Dividend Strategy Risk — The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Companies that issue dividend paying-stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

• Emerging Market Securities Risk — The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

• Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

• Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investment are heightened when investing in issuers of emerging market countries.

• Growth Stock Risk — Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

• Infrastructure-Related Investment Risk — Because the Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

• Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

• Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

• Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

• Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

• Concentration Risk — The Fund’s strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

• Consumer Products/Services Sector Risk — Because the Fund’s investments are concentrated in the consumer products/services sector, the value of its shares will be affected by factors particular to this sector and may fluctuate more widely than that of a fund which invests in a broad range of industries. The Fund’s performance largely depends on the general condition of the consumer product/services sector. The consumer product/services sector could be adversely affected by overall economic conditions, interest rates, competition, consumer confidence, disposable income, changes in demographics and consumer tastes, and legislative or regulatory changes. The prices of the securities of those issuers also may fluctuate widely in response to such events.

• Emerging Market Securities Risk — The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

• Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

• Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

• Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investment are heightened when investing in issuers of emerging market countries.

• Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

• Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

• Micro Capitalization Company Risk — Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including small or medium capitalization companies.

• Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

• Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

[rr_RiskNondiversifiedStatus]																								Non-Diversified Fund Risk — Performance of a non-diversified fund may be more volatile than a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer.
[rr_RiskReturnHeading]																							Alpine Cyclical Advantage Property Fund	Alpine Realty Income & Growth Fund	Alpine International Real Estate Equity Fund	Alpine Emerging Markets Real Estate Fund	Alpine Global Infrastructure Fund

Summary Section

Alpine Global Consumer Growth Fund

On December 18, 2014, the Board of Trustees (the “Board”) of the Alpine Global Consumer Growth Fund (the “Fund”) has determined that it is in the best interests of the Fund and its respective shareholders to terminate and wind up the Fund.

Consummation of the termination and winding up of the Fund will be subject to receipt of approval, at a meeting of shareholders called for the purpose of voting thereon (the “Special Meeting”), by the affirmative vote of a “majority of the outstanding voting securities” of the Fund, as defined in the Trust’s Declaration of Trust, dated October 26, 1988, as amended, and the Investment Company Act of 1940, as amended. The Special Meeting is expected to occur in the first quarter of 2015. If approved by shareholders, the Fund is expected to cease operations shortly after the Special Meeting.

Alpine Woods Capital Investors, LLC, the Fund’s investment adviser, will bear all of the expenses associated with the Special Meeting, including, among other things, legal fees for the preparation and filing of the proxy materials, the mailing of proxy materials and other solicitation expenses.

The Fund no longer sells shares to new investors or existing shareholders, including through exchanges into the Fund from other Alpine mutual funds. Shareholders may exchange their Fund shares for shares of the same class of any other fund in the Alpine family without redemption fees as described in the Fund’s Prospectus.

Shareholders of the Fund who elect to redeem their shares prior to the completion of the liquidation will be redeemed in the ordinary course at the Fund’s net asset value per share. Each shareholder who remains in the Fund will receive a liquidating distribution equal to the aggregate net asset value of the shares of the Fund that such shareholder then holds.

Shareholders should consult with their tax adviser about any tax consequences as a result of the liquidation.

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[rr_ShareholderFeesCaption]																							Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)
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[rr_StrategyHeading]																							Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies
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Under normal circumstances, the CAP Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers which (i) are principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets. These companies include, but are not limited to, real estate investment trusts (“REITs”), real estate operating companies and homebuilders, institutions that provide real estate financing and companies with substantial real estate holdings, such as hotel and entertainment companies. However, the Fund may temporarily invest less than 25% of its net assets in such securities during periods of adverse economic conditions in the real estate industry.

In addition to common stocks and REITs, securities in which the Fund may invest include preferred stocks, convertible securities, rights and warrants.

The Fund invests globally and positions its investments to try to take advantage of different local, regional and national real estate cycles, as well as specific property type cycles. The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, including securities of issuers in emerging markets. The Fund may invest in companies of any market capitalization.

In managing the assets of the Fund, the Adviser generally pursues a value-oriented approach. It seeks to identify investment opportunities in equity securities of companies which are trading at prices substantially below the underlying value of their real estate properties or revenues. The Adviser considers other company fundamentals and the strength of a company’s management in making investment decisions. The Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the business sectors in which the companies operate and the current stage of the economic cycle.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of beneficial ownership of the Fund by the Adviser or principals of the Adviser, which, as of the date of this Prospectus, does not permit investments in IPOs by the Fund) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Under normal circumstances, the Income & Growth Fund invests 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers which (i) are principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets. These companies include, but are not limited to, real estate investments trusts (“REITs”), real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies.

The Fund concentrates its investments in the securities of companies engaged principally in the real estate industry and may invest all of its assets in such securities; however, the Fund may temporarily invest less than 25% of its net assets in such securities during periods of adverse economic conditions in the real estate industry.

In addition to common stocks and REITs, securities in which the Fund may invest include preferred stocks, convertible securities, rights and warrants.

The Fund may invest up to 35% of its net assets in the securities of foreign issuers. The Fund may invest in companies of any market capitalization. The Fund may borrow up to 10% of its total assets for investment purposes.

In managing the assets of the Fund, the Adviser invests primarily in the equity securities of companies offering high dividend yields and which the Adviser believes offer strong prospects for capital growth. The Fund may also invest in debt securities which the Adviser believes offer attractive income streams, giving consideration to the creditworthiness of the issuer, maturity date and other factors, including industry sector and prevailing economic and market conditions. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. The Fund may invest in both investment grade and non-investment grade debt securities, with up to 15% of its net assets in non-investment grade debt securities. In selecting investments, an important focus of the Adviser is to identify investment opportunities where dividends or interest payments are well supported by the underlying assets and earnings of a company.

In managing the assets of the Fund, the Adviser generally pursues a value oriented approach. The Adviser also emphasizes investments in the equity securities of companies which it believes have the potential to grow their earnings at faster than normal rates and thus offer the potential for higher dividends and growth in the future.

The Fund is “non-diversified.” This means that, as compared to mutual funds which are diversified, the Fund may invest a greater percentage of its total assets in the securities of a single issuer. As a result, the Fund may hold larger positions in a relatively small number of stocks as compared to many other mutual funds.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of beneficial ownership of the Fund by the Adviser or principals of the Adviser) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Under normal circumstances, the International Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of non-U.S. issuers located in at least three countries (excluding the United States) which are (i) principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets. These companies include, but are not limited to, real estate investment trusts (“REITs”), real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies.

The Fund concentrates its investments in the securities of companies engaged principally in the real estate industry and may invest all of its assets in such securities; however, the Fund may temporarily invest less than 25% of its net assets in such securities during periods of adverse economic conditions in the real estate industry.

The International Fund pursues a flexible strategy of investing in companies throughout the world. However, the International Fund gives particular consideration to investments in Western Europe, Australia, Canada, Japan, Hong Kong, Singapore, China, India and Brazil. The Adviser defines “Western Europe” as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

The Fund may invest in companies of any market capitalization. The Fund may borrow up to 10% of its total assets for investment purposes.

In managing the assets of the Fund, the Adviser generally pursues a value oriented approach. It focuses on investments throughout the world and seeks to identify the equity securities of foreign companies which are trading at prices substantially below the underlying value of the real estate properties or revenues of the companies. The Adviser also considers other company fundamentals and the strength of a company’s management in making investment decisions, as well as economic, market and political conditions in the countries in which a company is located and operates. The Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the business sectors in which the companies operate and the current stage of the economic cycle.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of beneficial ownership of the Fund by the Adviser or principals of the Adviser, which, as of the date of this Prospectus, does not permit investments in IPOs by the Fund) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Under normal circumstances, the Emerging Markets Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. and non-U.S. issuers which (i) are principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets. In addition, the Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers located in emerging market countries. An “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”). Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Adviser defines “Western Europe” as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges. The Fund may invest in companies of any market capitalization. The Fund may also invest in the securities of other investment companies. The Fund may borrow up to 10% of its total assets for investment purposes.

The Fund concentrates its investments in the securities of companies engaged principally in the real estate industry and may invest all of its assets in such securities; however, the Fund may temporarily invest less than 25% of its net assets in such securities during periods of adverse economic conditions in the real estate industry.

Under normal market conditions, the Fund allocates its assets among issuers located in no less than three different countries, one of which may be the United States. The Fund considers an issuer to be located in a country if it meets any of the following criteria: (i) the issuer is organized under the laws of the country or maintains its principal place of business in that country; (ii) the issuer’s securities are traded principally in the country; or (iii) during the issuer’s most recent fiscal year, such issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or has at least 50% of its assets in that country.

The issuers of securities in which the Fund may invest include real estate investment trusts (and international equivalents) (collectively, “REITs”), real estate operating companies, construction companies and homebuilders, enterprises that provide real estate financing and also companies with substantial real estate holdings or substantial revenue generated by real estate holdings. The Fund considers a company whose real estate holdings represent an estimated value of at least 50% of its assets or with at least 50% of its revenue generated by real estate holdings as having substantial real estate holdings or substantial revenue generated by real estate holdings. The securities in which the Fund invests may be U.S. dollar denominated or non-U.S. dollar denominated.

The Fund’s research-driven investment strategy seeks to identify companies in emerging markets with the potential for capital appreciation through the different phases of the real estate cycle. In managing the assets of the Fund, the Adviser generally pursues a value oriented approach. It focuses on investments throughout the world’s emerging markets and seeks to identify the equity securities of companies which are trading at prices substantially below the underlying value of their real estate properties or their revenues derived from real estate or real estate financings. The Adviser also considers other company fundamentals and the strength of a company’s management in making investment decisions, as well as economic, market and political conditions in the emerging market country in which a company is located and operates. The Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the current stage of the real estate market cycle of the emerging market country in which it operates.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of beneficial ownership of the Fund by the Adviser or principals of the Adviser, which, as of the date of this Prospectus, does not permit investments in IPOs by the Fund) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Under normal circumstances, the Infrastructure Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. and non-U.S. infrastructure-related issuers. An “infrastructure-related” issuer is an issuer at least 50% of the assets of which are infrastructure assets or 50% of its gross income or net profits are attributable to or derived, directly or indirectly, from the ownership, management, construction, development, operation, utilization or financing of infrastructure assets. Infrastructure assets are the physical structures and networks that provide necessary services to society. Examples of infrastructure assets include, but are not limited to, transportation assets (e.g., toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utility assets (e.g., electric transmission and distribution lines, power generation facilities, gas and water distribution facilities, sewage treatment plants, broadcast and wireless towers, and cable and satellite networks) and social assets (e.g., courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing).

The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges. Under normal market conditions, the Fund maintains no less than 40% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers located outside of the United States and will allocate its assets among issuers located in no fewer than three different countries, one of which may be the United States. The Fund considers an issuer to be located in a country if it meets any of the following criteria: (i) the issuer is organized under the laws of the country or maintains its principal place of business in that country; (ii) the issuer’s securities are traded principally in the country; or (iii) during the issuer’s most recent fiscal year, such issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or has at least 50% of its assets in that country.

The Fund’s investment strategies may result in a portfolio turnover rate in excess of 150% on an annual basis.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of beneficial ownership of the Fund by the Adviser or principals of the Adviser) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Under normal circumstances, the Global Consumer Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers which are principally engaged in (i) the manufacture, supply and production of consumer-related products, (ii) the delivery of consumer services or (iii) the end market sale of those goods and services. These companies include, but are not limited to, airlines, food and beverage companies, apparel companies, retailers, communications providers, consumer products companies, electronics and software companies, and restaurants.

The Fund pursues a flexible strategy of investing in companies throughout the world. Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets (plus the amount of any borrowings for investment purposes) – unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30% of its net assets (plus the amount of any borrowings for investment purposes)) in the securities of issuers located outside of the United States, including in emerging markets, and will allocate its assets among issuers located in no less than three different countries, one of which may be the United States. In addition, under normal market conditions, the Fund maintains no less than 20% exposure to securities of U.S. issuers. The Fund considers an issuer to be located in a country if it meets any of the following criteria: (i) the issuer is organized under the laws of the country or maintains its principal place of business in that country; (ii) the issuer’s securities are traded principally in the country; or (iii) during the issuer’s most recent fiscal year, such issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or has at least 50% of its assets in that country.

In addition to common stocks, securities in which the Fund may invest include preferred stocks, convertible securities, rights and warrants. The Fund may invest in issuers of any market capitalization.The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of beneficial ownership of the Fund by the Adviser or principals of the Adviser, which as of the date of this Prospectus, does not permit investments in IPOs by the Fund) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Selection Process

The Adviser’s investment strategy consists of individual company selection. The Adviser targets investments spanning the consumer product/services value chain, from manufacturers, suppliers to end-market retailers. It typically looks for companies with revenue growth prospects resulting from the company’s investment in consumer products and strategies.

The Adviser may also consider any or all the following factors in making investments:

• Return on equity

• Earnings per share (including expected future earnings)

• Past growth rates

• Profit margins

• Dividend levels

• Cash flow (including expected cash flows)

While the Adviser will typically invest in securities with revenue or other growth prospects, the Adviser may also consider the relative valuation of an investment against that of other investments.

[rr_StrategyPortfolioConcentration]																							Under normal circumstances, the CAP Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers which (i) are principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets.	Under normal circumstances, the Income & Growth Fund invests 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers which (i) are principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets.	Under normal circumstances, the International Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of non-U.S. issuers located in at least three countries (excluding the United States) which are (i) principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets.	Under normal circumstances, the Emerging Markets Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. and non-U.S. issuers which (i) are principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets.	Under normal circumstances, the Infrastructure Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. and non-U.S. infrastructure-related issuers. An “infrastructure-related” issuer is an issuer at least 50% of the assets of which are infrastructure assets or 50% of its gross income or net profits are attributable to or derived, directly or indirectly, from the ownership, management, construction, development, operation, utilization or financing of infrastructure assets.	Under normal circumstances, the Global Consumer Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers which are principally engaged in (i) the manufacture, supply and production of consumer-related products, (ii) the delivery of consumer services or (iii) the end market sale of those goods and services.